Contingent liabilities and legal proceedings - Indus Tower merger (Details) € in Millions, ₨ in Billions		1 Months Ended		12 Months Ended
	Feb. 28, 2025 EUR (€)	Jan. 31, 2025 EUR (€)	Jan. 31, 2025 INR (₨)	Mar. 31, 2025 EUR (€)	Mar. 31, 2024 EUR (€)	Mar. 31, 2023 EUR (€)	May 31, 2024 EUR (€)
Disclosure of contingent liabilities [line items]
Financial assets pledged as collateral for liabilities or contingent liabilities				€ 1,010	€ 741
Payment Of Tax To Indian Authority	€ 130
Net Repayment Of Tax	13
Tax effect from change in tax rate	€ 185			721	(19)	€ 35
Bank Borrowings Secured Against Indian Assets [Member]
Disclosure of contingent liabilities [line items]
Secured bank loans received				0	1,700		€ 1,720
Indus Towers.
Disclosure of contingent liabilities [line items]
Proceeds from issuing shares		€ 207	₨ 19.1
Maximum [Member] | Indus Towers. | Indus Towers and Bharti Infratel merger, secondary pledge
Disclosure of contingent liabilities [line items]
Financial assets pledged as collateral for liabilities or contingent liabilities				€ 42,500	€ 472